Income from operations - Sales composition (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income from operations [Abstract]
Goods	€ 12,089	€ 12,198	€ 12,419
Services	4,938	5,003	4,926
Royalties	434	466	434
Total sales from contracts with customers	17,461	17,667	17,779
Sales from other sources	373	354	390
Total sales	€ 17,834	€ 18,021	€ 18,169